INVESTMENTS AND PUT RIGHT LIABILITIES - Summary of Equity Loss in Affiliates (Details) $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
Schedule of Equity Method Investments [Line Items]
Total equity in loss of affiliate	$ (1,038)
TJBio Hangzhou
Schedule of Equity Method Investments [Line Items]
Total equity in loss of affiliate	1,038
TJBio Hangzhou | Management Holdco
Schedule of Equity Method Investments [Line Items]
Total equity in loss of affiliate	1,095
TJBio Hangzhou | Group's Share Based Compensation
Schedule of Equity Method Investments [Line Items]
Total equity in loss of affiliate	(674)
TJBio Hangzhou | TJBio Hangzhou Share Based Compensation
Schedule of Equity Method Investments [Line Items]
Total equity in loss of affiliate	$ 617